Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Change in deferred tax asset valuation allowance						$ 2,700,000
Increase in U.S. valuation allowance, net					8,379,000	17,353,000
Cash held by foreign subsidiaries					1,600,000
Undistributed earnings of foreign subsidiaries					3,400,000
Interest on income taxes expense					100,000
Effective tax rate	3.20%	23.10%	(43.40%)	(13.60%)
Statutory tax rate	34.00%
Valuation allowance					17,683,000	9,303,000	20,700,000
Deferred tax liability, intangible assets					$ 8,635,000	$ 8,635,000	$ 9,300,000